Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Dec. 21, 2023	Mar. 31, 2024	Jun. 30, 2023
Organization and Summary of Significant Accounting Policies
Common stock, shares outstanding		50,937,370	49,167,170
Revolving Credit Facility | White Oak Commercial Financing, LLC
Organization and Summary of Significant Accounting Policies
Term of facility	3 years
Maximum borrowing capacity	$ 120
ADARA ACQUISITION CORP
Organization and Summary of Significant Accounting Policies
Common stock, shares outstanding			900
Class A common stock
Organization and Summary of Significant Accounting Policies
Number of shares issued		47,500,000
Common stock, shares outstanding		49,167,170	47,500,000
Class E common stock
Organization and Summary of Significant Accounting Policies
Number of shares issued		60,000,000	60,000,000